Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the consolidated balance sheets	Dec. 31, 2021 USD ($)
As Previously Reported [Member]
Balance Sheet
Goodwill	$ 20,152,890
Total non-current asset	42,740,835
Total assets	82,349,986
Other payables and accrued liabilities	19,269,124
Total current liabilities	34,301,001
Total liabilities	34,681,052
Restatement Adjustment [Member]
Balance Sheet
Goodwill	(5,995,320)
Total non-current asset	(5,995,320)
Total assets	(5,995,320)
Other payables and accrued liabilities	(5,995,320)
Total current liabilities	(5,995,320)
Total liabilities	(5,995,320)
As Restated [Member]
Balance Sheet
Goodwill	14,157,570
Total non-current asset	36,745,515
Total assets	76,354,666
Other payables and accrued liabilities	13,273,804
Total current liabilities	28,305,681
Total liabilities	$ 28,685,732